Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement of comprehensive income [abstract]
Reclassification adjustments from other comprehensive income to retained earnings	$ (9)	$ (9)	$ (9)	$ (9)